AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 49.8%

Financial Institutions – 27.3%

Banking – 22.8%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	$15,288	$15,260,023
4.80%, 04/18/2026(a)	800	798,816
AIB Group PLC 7.583%, 10/14/2026(a)	1,400	1,424,262
Ally Financial, Inc. 4.625%, 03/30/2025	2,524	2,520,996
5.80%, 05/01/2025	122	122,071
Bank of America Corp. Series L 3.95%, 04/21/2025	16,256	16,230,966
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)	5,835	5,881,797
Bank of Montreal 0.949%, 01/22/2027	6,200	6,005,072
Bank of Nova Scotia (The) 3.45%, 04/11/2025	4,845	4,838,265
4.50%, 12/16/2025	7,307	7,288,367
Barclays PLC 3.65%, 03/16/2025	12,615	12,608,188
4.375%, 01/12/2026	4,095	4,084,885
BNP Paribas SA 2.219%, 06/09/2026(a)	3,572	3,547,282
4.375%, 09/28/2025(a)	5,329	5,301,662
BPCE SA 4.50%, 03/15/2025(a)	14,928	14,922,327
Capital One Financial Corp. 4.20%, 10/29/2025	10,020	9,976,413
4.25%, 04/30/2025	1,643	1,641,242
Citigroup, Inc. 3.875%, 03/26/2025	6,253	6,246,247
4.40%, 06/10/2025	9,970	9,952,353
Cooperatieve Rabobank UA 4.375%, 08/04/2025	16,105	16,061,839
Credit Agricole SA 4.375%, 03/17/2025(a)	16,381	16,376,086
Danske Bank A/S 1.621%, 09/11/2026(a)	2,780	2,737,522
6.259%, 09/22/2026(a)	2,100	2,118,039
Discover Bank 4.25%, 03/13/2026	4,115	4,089,487
Discover Financial Services 4.50%, 01/30/2026	8,119	8,103,249
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025	11,962	11,921,808
HSBC Holdings PLC 4.25%, 08/18/2025	1,750	1,744,767
Lloyds Banking Group PLC 4.582%, 12/10/2025	11,986	11,949,802
Morgan Stanley 5.00%, 11/24/2025	10,390	10,405,481
NatWest Group PLC 7.472%, 11/10/2026	9,000	9,168,480

	Principal Amount (000)	U.S. $ Value
Royal Bank of Canada Series G 4.65%, 01/27/2026	$6,034	$6,032,009
Santander Holdings USA, Inc. 3.45%, 06/02/2025	6,045	6,022,452
4.50%, 07/17/2025	7,135	7,121,087
Societe Generale SA 4.25%, 04/14/2025(a)	5,405	5,398,136
4.75%, 11/24/2025(a)	6,748	6,729,983
Synchrony Financial 4.50%, 07/23/2025	5,557	5,546,331
4.875%, 06/13/2025	439	438,802
Truist Bank 3.625%, 09/16/2025	5,060	5,027,515
UBS Group AG 3.75%, 03/26/2025	7,486	7,481,508
Western Union Co. (The) 1.35%, 03/15/2026	5,250	5,063,047

		278,188,664

Brokerage – 1.0%
Nomura Holdings, Inc. 1.851%, 07/16/2025	11,194	11,074,560
5.099%, 07/03/2025	1,111	1,111,844

		12,186,404

Finance – 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 10/01/2025	539	537,992
6.50%, 07/15/2025	8,128	8,167,908
Air Lease Corp. 3.375%, 07/01/2025	3,295	3,279,349
Aircastle Ltd. 5.25%, 08/11/2025(a)	9,937	9,942,465
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	4,192	4,080,074
1.95%, 09/20/2026(a)	368	352,261
4.125%, 08/01/2025(a)	7,037	7,008,852

		33,368,901

Insurance – 0.4%
Lincoln National Corp. 3.35%, 03/09/2025	4,853	4,851,059

REITs – 0.4%
American Tower Corp. 4.00%, 06/01/2025	5,297	5,283,864

		333,878,892

Industrial – 19.3%

Basic – 0.5%
Eastman Chemical Co. 3.80%, 03/15/2025	470	469,770

	Principal Amount (000)	U.S. $ Value
Glencore Funding LLC 1.625%, 09/01/2025 (a)	$1,090	$1,073,083
LYB International Finance III LLC 1.25%, 10/01/2025	1,718	1,682,145
Nutrien Ltd. 3.00%, 04/01/2025	3,075	3,069,588

		6,294,586

Capital Goods – 1.2%
3M Co. 2.65%, 04/15/2025	4,987	4,973,286
CNH Industrial Capital LLC 1.875%, 01/15/2026	2,100	2,050,923
3.95%, 05/23/2025	1,660	1,656,298
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	5,895	5,861,104

		14,541,611

Communications - Media – 0.9%
Discovery Communications LLC 3.45%, 03/15/2025	5,600	5,596,248
Fox Corp. 3.05%, 04/07/2025	4,867	4,857,607

		10,453,855

Communications - Telecommunications – 0.5%
T-Mobile USA, Inc. 3.50%, 04/15/2025	6,558	6,548,294

Consumer Cyclical - Automotive – 2.0%
Ford Motor Credit Co. LLC 3.375%, 11/13/2025	3,720	3,670,524
5.125%, 06/16/2025	536	535,234
Series G 4.389%, 01/08/2026	1,853	1,840,641
General Motors Co. 6.125%, 10/01/2025	6,193	6,229,786
General Motors Financial Co., Inc. 2.75%, 06/20/2025	5,320	5,284,090
3.80%, 04/07/2025	516	515,329
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025 (a)	5,102	5,077,663
Hyundai Capital America 1.30%, 01/08/2026(a)	380	369,455
1.80%, 10/15/2025(a)	794	779,581
5.875%, 04/07/2025(a)	535	535,385

		24,837,688

Consumer Cyclical - Entertainment – 0.5%
Mattel, Inc. 3.375%, 04/01/2026 (a)	6,040	5,946,440

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.5%
Toll Brothers Finance Corp. 4.875%, 11/15/2025	$5,805	$5,800,240

Consumer Cyclical - Retailers – 2.3%
AutoNation, Inc. 4.50%, 10/01/2025	5,652	5,639,000
AutoZone, Inc. 3.25%, 04/15/2025	4,965	4,952,141
Dollar Tree, Inc. 4.00%, 05/15/2025	5,815	5,799,532
Lowe’s Cos., Inc. 4.00%, 04/15/2025	5,864	5,857,374
PVH Corp. 4.625%, 07/10/2025	5,364	5,355,042

		27,603,089

Consumer Non-Cyclical – 4.3%
Altria Group, Inc. 2.35%, 05/06/2025	5,852	5,823,033
4.875%, 02/04/2028	6,063	6,110,109
Bayer US Finance II LLC 4.25%, 12/15/2025 (a)	3,600	3,582,576
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	3,857	3,802,539
Constellation Brands, Inc. 5.00%, 02/02/2026	2,425	2,423,327
CVS Health Corp. 3.875%, 07/20/2025	5,853	5,827,013
General Mills, Inc. 4.00%, 04/17/2025	2,811	2,807,121
HCA, Inc. 5.25%, 04/15/2025	695	694,743
5.875%, 02/15/2026	5,377	5,403,025
Reynolds American, Inc. 4.45%, 06/12/2025	5,709	5,697,182
Royalty Pharma PLC 1.20%, 09/02/2025	5,983	5,873,810
The Campbell’s Co. 3.30%, 03/19/2025	1,702	1,700,655
3.95%, 03/15/2025	2,702	2,701,000

		52,446,133

Energy – 5.2%
Canadian Natural Resources Ltd. 2.05%, 07/15/2025	5,955	5,899,440
Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	5,635	5,625,308
Energy Transfer LP 4.05%, 03/15/2025	5,826	5,819,125
Marathon Petroleum Corp. 4.70%, 05/01/2025	2,250	2,249,145
MPLX LP 4.875%, 06/01/2025	5,088	5,085,507
Occidental Petroleum Corp. 5.50%, 12/01/2025	5,800	5,813,920
Ovintiv, Inc. 5.65%, 05/15/2025	5,700	5,706,099

	Principal Amount (000)	U.S. $ Value
Phillips 66 3.85%, 04/09/2025	$4,937	$4,931,471
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025	5,730	5,722,035
Spectra Energy Partners LP 3.50%, 03/15/2025	5,042	5,039,177
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6,135	6,134,693
Western Midstream Operating LP 3.95%, 06/01/2025	840	837,488
4.65%, 07/01/2026	5,236	5,230,712

		64,094,120

Services – 0.5%
eBay, Inc. 1.90%, 03/11/2025	5,635	5,631,168

Technology – 0.9%
Intel Corp. 3.40%, 03/25/2025	5,600	5,591,936
Oracle Corp. 2.50%, 04/01/2025	2,540	2,534,006
2.95%, 05/15/2025	3,290	3,276,017

		11,401,959

		235,599,183

Utility – 3.2%
Electric – 2.8%
American Electric Power Co., Inc. 5.699%, 08/15/2025	5,775	5,790,881
Dominion Energy, Inc. 3.90%, 10/01/2025	5,451	5,426,798
Edison International 4.70%, 08/15/2025	5,125	5,114,391
4.95%, 04/15/2025	648	647,417
Enel Finance International NV 7.05%, 10/14/2025 (a) (b)	1,013	1,022,988
Eversource Energy Series Q 0.80%, 08/15/2025	2,859	2,805,823
FirstEnergy Corp. 2.05%, 03/01/2025	5,802	5,802,000
Sempra 3.30%, 04/01/2025	5,670	5,661,438
Xcel Energy, Inc. 3.30%, 06/01/2025	1,700	1,692,435

		33,964,171

Other Utility – 0.4%
American Water Capital Corp. 3.40%, 03/01/2025	5,655	5,655,000

		39,619,171

Total Corporates - Investment Grade (cost $608,609,908)		609,097,246

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 37.2%
United States – 37.2%
U.S. Treasury Notes 4.25%, 12/31/2026	$62,295	$62,548,073
4.25%, 02/15/2028	119,973	120,854,052
4.365% (US TREASURY BILL 3M MM YIELD + 0.13%), 07/31/2025(c)	40,000	40,019,158
4.375%, 07/31/2026	20,565	20,654,972
4.409% (US TREASURY BILL 3M MM YIELD + 0.17%), 04/30/2025(c)	40,000	40,005,300
4.41% (US TREASURY BILL 3M MM YIELD + 0.17%), 10/31/2025(c)	40,000	40,043,927
4.422% (US TREASURY BILL 3M MM YIELD + 0.18%), 07/31/2026(c)	111,000	111,214,407
4.485% (US TREASURY BILL 3M MM YIELD + 0.25%), 01/31/2026(c)	20,000	20,042,986

Total Governments—Treasuries (cost $453,491,339)		455,382,875

ASSET-BACKED SECURITIES – 8.6%
Other ABS - Fixed Rate – 4.4%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031 (a)	5,168	5,188,119
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(a)	25	25,051
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)	870	878,722
Series 2023-B, Class A 6.82%, 09/15/2028(a)	1,200	1,212,031
Series 2023-X1, Class A 7.11%, 11/15/2028(a)	29	29,131
Series 2024-X1, Class A 6.27%, 05/15/2029(a)	1,015	1,017,686
Series 2024-X2, Class A 5.22%, 12/17/2029(a)	4,667	4,673,240
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036 (a)	543	543,762
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032 (a)	387	389,923
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033 (a)	3,042	3,044,553
Granite Park Equipment Leasing LLC Series 2023-1A, Class A2 6.51%, 05/20/2030 (a)	1,900	1,929,725
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033 (a)	1,680	1,686,980

	Principal Amount (000)	U.S. $ Value
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035 (a)	$3,500	$3,557,810
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034 (a)	915	918,747
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030 (a)	1,102	1,112,755
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029 (a)	4,332	4,337,402
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032 (a)	2,181	2,187,778
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031 (a)	587	592,643
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031 (a)	1,026	1,036,238
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(a)	183	183,473
Series 2024-1, Class A 6.66%, 07/15/2031(a)	593	599,147
Series 2024-2, Class A 6.319%, 08/15/2031(a)	1,031	1,040,793
Series 2024-3, Class A 6.258%, 10/15/2031(a)	635	640,504
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027 (a)	6,000	6,006,215
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029 (a)	44	44,018
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035 (a)	4,360	4,460,861
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(a)	167	168,119
Series 2023-1A, Class A 7.58%, 04/15/2029(a)	131	132,303
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(a)	383	384,196
Series 2023-3, Class A 6.90%, 10/20/2033(a)	525	530,106
Series 2024-1, Class A 5.33%, 11/20/2034(a)	4,542	4,554,403

	Principal Amount (000)	U.S. $ Value
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031 (a)	$818	$833,015

		53,939,449

Autos - Fixed Rate – 3.3%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(a)	569	570,994
Series 2024-2A, Class A 6.06%, 02/20/2029(a)	4,294	4,308,710
Series 2025-1A, Class A 5.38%, 06/20/2029(a)	1,397	1,398,716
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028 (a)	556	560,089
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032 (a)	1,098	1,116,585
Carvana Auto Receivables Trust Series 2023-N3, Class A 6.41%, 09/10/2027(a)	262	263,670
Series 2024-N2, Class A2 5.90%, 08/10/2027(a)	4,959	4,979,582
CPS Auto Receivables Trust Series 2024-C, Class A 5.88%, 02/15/2028 (a)	2,934	2,953,485
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029 (a)	842	857,291
Hyundai Auto Receivables Trust Series 2021-A, Class B 1.09%, 05/17/2027	5,071	5,025,033
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	490	498,612
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	745	759,359
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	847	870,336
Lobel Automobile Receivables Trust Series 2023-2, Class A 7.59%, 04/16/2029 (a)	326	328,159
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036 (a)	2,443	2,467,427
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031 (a)	824	828,056
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)	1,475	1,487,362
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	858	868,799

	Principal Amount (000)	U.S. $ Value
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032 (a)	$847	$856,869
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033 (a)	199	200,326
Santander Drive Auto Receivables Trust Series 2024-3, Class A2 5.91%, 06/15/2027	2,789	2,799,100
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(a)	1,508	1,519,701
Series 2024-2A, Class A 6.36%, 12/15/2027(a)	1,146	1,155,002
Series 2024-3A, Class A 5.22%, 06/15/2028(a)	1,679	1,685,017
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026 (a)	314	314,375
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032 (a)	1,370	1,391,234

		40,063,889

Credit Cards - Fixed Rate – 0.9%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027 (a)	4,805	4,862,423
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030 (a)	5,900	5,944,863

		10,807,286

Total Asset-Backed Securities (cost $103,936,403)		104,810,624

SHORT-TERM INVESTMENTS – 4.2%

Commercial Paper – 3.9%
Air Lease Corp. Zero Coupon, 03/27/2025 (a)	8,900	8,868,240
BAT International Finance PLC Zero Coupon, 08/25/2025 (a)	3,000	2,933,240
Constellation Brands, Inc. Zero Coupon, 03/18/2025 (a)	3,700	3,691,202
Edison International Zero Coupon, 03/12/2025 (a)	6,100	6,090,684
Eversource Energy Zero Coupon, 03/25/2025 (a)	3,300	3,289,830
HSBC USA, Inc. Zero Coupon, 04/25/2025 (a)	10,000	9,930,539

	Principal Amount (000)	U.S. $ Value
Intesa Sanpaolo Funding LLC Zero Coupon, 04/08/2025	$8,880	$8,834,372
Zero Coupon, 11/10/2025	4,000	3,867,443

Total Commercial Paper (cost $47,511,105)		47,505,550

	Shares

Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(d) (e) (f) (cost $4,331,429)	4,331,429	4,331,429

Total Short-Term Investments (cost $51,842,534)		51,836,979

Total Investments – 99.8% (cost $1,217,880,184)(g)		1,221,127,724

Other assets less liabilities – 0.2%		1,904,843

Net Assets – 100.0%		$1,223,032,567

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	234	June 2025	$48,430,688	$245,625
U.S. T-Note 5 Yr (CBT) Futures	532	June 2025	57,422,750	727,524

				$973,149

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $252,056,984 or 20.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,346,621 and gross unrealized depreciation of investments was $(125,932), resulting in net unrealized appreciation of $4,220,689.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

US TREASURY BILL 3M MM YIELD – U.S. Treasury 3 Month Bill Money Market Yield

AB Active ETFs, Inc.

AB Ultra Short Income ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$609,097,246	$—	$609,097,246
Governments - Treasuries	—	455,382,875	—	455,382,875
Asset-Backed Securities	—	104,810,624	—	104,810,624
Short-Term Investments:
Commercial Paper	—	47,505,550	—	47,505,550
Investment Companies	4,331,429	—	—	4,331,429

Total Investments in Securities	4,331,429	1,216,796,295	—	1,221,127,724
Other Financial Instruments(a):
Assets:
Futures	973,149	—	—	973,149
Liabilities	—	—	—	—

Total	$5,304,578	$1,216,796,295	$—	$1,222,100,873

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months end February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$77,872	$193,707	$267,248	$4,331	$489